LOANS PAYABLE RELATED PARTIES	12 Months Ended
Dec. 31, 2022
LOANS PAYABLE RELATED PARTIES
LOANS PAYABLE - RELATED PARTIES

10. LOANS PAYABLE - RELATED PARTIES

Year Ended December 31, 2022

During the year ended December 31, 2022, the Company obtained $70,500 in advances from Touchstone Enviro Solutions, Inc. (“Touchstone”), a company owned by three of the Company’s officers and directors, Fabian G. Deneault, L. A. Newlan, Jr. and Eric Newlan. The funds were used to make payment on the 1800 Diagonal Note #1 and for working capital. Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2022, the Company owed Touchstone $70,500.

During the year ended December 31, 2022, the Company obtained an advance from its President, Fabian G. Deneault, in the amount of $10,000. The funds were used for marketing expenses. Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2022, the Company owed Mr. Deneault $10,000.

At December 31, 2022, the Company owed Astonia LLC $5,242 in principal and $491 in interest, and (b) EF2T, Inc. $4,470 in principal and $996 in interest.

Year Ended December 31, 2021

During the year ended December 31, 2021, the Company obtained an advance from one of its officers and directors, Eric Newlan, as follows:

In June 2021, Mr. Newlan advanced the sum of $93,732.70 to the Company. The funds were used to repay the EMA Financial Note (the total repayment amount was $93,697.70: $61,119.80 in principal; $3,499.30 in interest; and $29,078.60 as a prepayment premium). Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2021, such loan had been repaid in full, in the amount of $93,697.70.

At December 31, 2021, the Company owed (a) Astonia LLC $5,242 in principal and $268 in interest, and (b) EF2T, Inc. $4,470 in principal and $773 in interest.